T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 219
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 118
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 220
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 132
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 204,816 206
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 240,000 242
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 115
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 105,000 106
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.449%, 12/26/31 (1) 208,521 209
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 208,521 208
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 62,788 61
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 134
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 41
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 152

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  65,000 66
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 191
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 95,000 96
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 122
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 210,000 212
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 206
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 240,000 240
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 135,000 136
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 279,207 279
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 85,000 82
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 595,000 572
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 230,000 214
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100,000 102
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 100
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 85,050 84
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 124,800 119
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 207,475 194
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 73,177 75
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.786%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 195,000 196
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 148
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 66
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 379
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 275
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 173
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 502
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  65,000 65
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 471
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 130,950 115
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 329,175 341
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 159
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 171
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 103
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 102

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 223,485 226
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 101
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 270,000 271
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 250,000 250
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 51
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 160,000 163
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 100,000 102
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 4/20/33 (1) 280,000 280
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.009%, 10/18/33 (1) 250,000 250
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 95
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 340
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 270,991 273
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 82,073 84
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 155,000 157
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  85,000 86

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 233,088 233
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.194%, 7/20/29 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 38,956 39
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 136,360 137
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 101
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, 4/19/38 (1) 114,386 109
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 325,000 299
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 6.551%, 1/15/36 (1) 560,000 560
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.851%, 4/15/37 (1) 315,000 315
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 15,639 15
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 151
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 139

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 438
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 90,000 90
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 85,000 86
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 195,000 200
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 380,000 389
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 277,711 248
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 188
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.835%, 4/25/37 (1) 415,000 416
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 208,632 198
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 517,317 518
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.132%, 4/22/35 (1) 250,000 250
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 6.501%, 7/15/30 (1) 335,000 335

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.532%, 7/20/31 (1) 323,687 324
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 339,789 339
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 295,000 290
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 6.464%, 1/20/32 (1) 280,000 280
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.615%, 1/25/34 (1) 605,000 606
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 166,734 169
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 102
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 6.76%, 7/15/37 (1) 265,000 265
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 212
Total Asset-Backed Securities (Cost $21,627) 21,728
BOND MUTUAL FUNDS  7.4%
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.18% (2)(3) 668,243 7,144
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.86% (2)(3) 6,251,382 42,760
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.46% (2)(3) 1,508,155 14,267
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (2)(3) 5,600,198 44,242
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.34% (2)(3) 8,465,924 71,960
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.15% (2)(3) 1,677,869 8,003

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.25% (2)(3) 9,406,148 72,615
Total Bond Mutual Funds (Cost $308,768) 260,991
COMMON STOCKS  69.5%
COMMUNICATION SERVICES  4.6%
Diversified Telecommunication Services  0.4%
BT Group (GBP) (4) 1,962,868 3,606
Frontier Communications Parent (5) 30,936 891
KT (KRW)  88,136 2,554
Nippon Telegraph & Telephone (JPY)  5,993,400 6,406
13,457
Entertainment  0.7%
Atlanta Braves Holdings, Class C (5) 5,386 231
Electronic Arts  27,652 4,198
Liberty Media Corp-Liberty Live, Class C (5) 43,179 1,743
Netflix (5) 23,649 16,587
Sea, ADR (5) 18,531 1,451
24,210
Interactive Media & Services  2.7%
Alphabet, Class A  40,320 6,587
Alphabet, Class C  319,344 52,727
LY (JPY)  508,300 1,393
Match Group (5) 7,979 297
Meta Platforms, Class A  61,591 32,108
NAVER (KRW)  17,112 2,171
Reddit, Class A (5) 10,337 621
Tencent Holdings (HKD)  25,900 1,256
Vimeo (5) 120,378 644
97,804
Media  0.3%
Comcast, Class A  144,667 5,724
CyberAgent (JPY)  253,000 1,757
WPP (GBP)  401,368 3,845
11,326
Wireless Telecommunication Services  0.5%
T-Mobile U.S.  87,985 17,484
17,484
Total Communication Services 164,281

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  6.6%
Automobile Components  0.3%
Autoliv, SDR (SEK)  32,313 3,272
Denso (JPY)  244,800 3,800
Dowlais Group (GBP)  782,051 671
Magna International  61,228 2,574
Modine Manufacturing (5) 5,841 710
Stanley Electric (JPY)  70,800 1,363
12,390
Automobiles  0.6%
Honda Motor (JPY)  122,400 1,351
Suzuki Motor (JPY)  240,700 2,830
Tesla (5) 40,535 8,679
Toyota Motor (JPY)  365,500 6,978
19,838
Broadline Retail  1.9%
Alibaba Group Holding, ADR  11,589 966
Amazon.com (5) 341,954 61,039
Etsy (5) 400 22
Next (GBP)  35,619 4,776
Ollie's Bargain Outlet Holdings (5) 2,980 267
Savers Value Village (5) 29,769 263
67,333
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (5) 8,719 1,227
Duolingo (5) 2,188 465
Strategic Education  9,999 965
2,657
Hotels, Restaurants & Leisure  1.5%
Amadeus IT Group (EUR)  53,407 3,604
BJ's Restaurants (5) 10,877 333
Booking Holdings  3,393 13,264
Caesars Entertainment (5) 15,300 576
Cava Group (5) 6,294 718
Chipotle Mexican Grill (5) 87,235 4,892
Compass Group (GBP)  209,550 6,623
DoorDash, Class A (5) 13,635 1,755
Dutch Bros, Class A (5) 24,594 762
Hilton Worldwide Holdings  25,780 5,662
McDonald's  39,222 11,322
Papa John's International  19,325 916

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Red Rock Resorts, Class A  13,387 780
Shake Shack, Class A (5) 8,398 835
Six Flags Entertainment  3,761 165
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (5)(6)(7)(8) 90,236 395
Wyndham Hotels & Resorts  12,405 976
53,578
Household Durables  0.4%
Champion Homes (5) 15,804 1,476
Installed Building Products  2,036 453
Panasonic Holdings (JPY)  325,800 2,737
Persimmon (GBP)  114,169 2,474
Sony Group (JPY)  61,800 6,019
13,159
Specialty Retail  1.5%
Advance Auto Parts  22,364 1,013
AutoZone (5) 1,668 5,307
Burlington Stores (5) 2,892 776
Caleres  17,122 721
Carvana (5) 43,767 6,592
Five Below (5) 7,290 550
Floor & Decor Holdings, Class A (5) 1,968 221
Home Depot  15,856 5,843
Kingfisher (GBP)  1,219,675 4,583
Lowe's  23,878 5,934
O'Reilly Automotive (5) 3,634 4,106
RH (5) 2,651 673
Ross Stores  17,528 2,640
TJX  72,881 8,547
Tractor Supply  19,025 5,090
52,596
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont, Class A (CHF)  23,826 3,762
Kering (EUR)  6,843 1,962
Lululemon Athletica (5) 2,836 736
Moncler (EUR)  50,977 3,127
NIKE, Class B  3,294 275
Samsonite International (HKD)  502,800 1,270
Skechers USA, Class A (5) 10,952 750
11,882
Total Consumer Discretionary 233,433

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  4.5%
Beverages  1.1%
Boston Beer, Class A (5) 3,608 980
Coca-Cola  229,537 16,635
Diageo (GBP)  116,225 3,794
Heineken (EUR)  48,404 4,367
Keurig Dr Pepper  294,768 10,792
Kirin Holdings (JPY)  103,800 1,567
38,135
Consumer Staples Distribution & Retail  0.7%
Dollar General  18,849 1,564
Dollar Tree (5) 38,621 3,263
Seven & i Holdings (JPY)  338,600 4,877
Walmart  196,215 15,154
Welcia Holdings (JPY) (4) 44,600 614
25,472
Food Products  0.8%
Barry Callebaut (CHF)  808 1,308
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (5)(6)(8) 11,919 45
Mondelez International, Class A  72,245 5,188
Nestle (CHF)  136,850 14,676
Post Holdings (5) 9,927 1,149
Simply Good Foods (5) 32,297 1,020
Utz Brands  43,032 727
Wilmar International (SGD)  1,153,300 2,774
26,887
Household Products  0.9%
Colgate-Palmolive  147,115 15,668
Procter & Gamble  92,492 15,866
31,534
Personal Care Products  1.0%
BellRing Brands (5) 18,170 1,016
Inter Parfums  6,443 830
Kenvue  739,807 16,239
L'Oreal (EUR)  11,414 5,008
Puig Brands, Class B (EUR) (5) 53,317 1,493
Unilever (GBP)  197,732 12,818
37,404
Total Consumer Staples 159,432

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY  3.3%
Energy Equipment & Services  0.7%
Cactus, Class A  12,012 715
Expro Group Holdings (5) 49,919 991
Halliburton  36,439 1,133
Liberty Energy  31,517 649
Schlumberger  320,407 14,095
TechnipFMC  179,498 4,818
Weatherford International  18,078 1,897
24,298
Oil, Gas & Consumable Fuels  2.6%
Antero Resources (5) 29,176 787
Chesapeake Energy  62,972 4,691
Chevron  44,259 6,548
ConocoPhillips  125,165 14,243
Diamondback Energy  43,050 8,399
DT Midstream  10,177 800
EQT  305,019 10,221
Equinor (NOK)  243,251 6,527
Exxon Mobil  82,160 9,690
Kimbell Royalty Partners  25,593 409
Magnolia Oil & Gas, Class A  46,636 1,194
Matador Resources  8,692 493
Range Resources  254,361 7,600
Shell, ADR  86,174 6,175
Sitio Royalties, Class A  10,027 223
Southwestern Energy (5) 246,708 1,574
TotalEnergies (EUR)  133,954 9,215
Viper Energy  19,298 919
Williams  64,118 2,935
92,643
Total Energy 116,941
FINANCIALS  11.4%
Banks  3.8%
ANZ Group Holdings (AUD)  136,259 2,797
Banc of California  56,481 803
Bank of America  293,560 11,962
Blue Foundry Bancorp (5) 16,017 177
BNP Paribas (EUR)  46,232 3,198
Cadence Bank  34,389 1,110
Capitol Federal Financial  76,338 459
Citigroup  70,365 4,408

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Columbia Banking System  45,681 1,150
CRB Group, Acquisition Date: 4/14/22, Cost $64 (5)(6)(8) 605 44
CrossFirst Bankshares (5) 35,647 620
DBS Group Holdings (SGD)  118,591 3,311
Dime Community Bancshares  19,943 519
DNB Bank (NOK)  325,346 6,873
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $64 (5)(6)(8) 6,401 114
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(6)(8) 2,736 49
East West Bancorp  36,001 3,027
Eastern Bankshares  42,118 715
Equity Bancshares, Class A  15,184 619
FB Financial  20,753 1,001
First Bancshares  20,934 717
Five Star Bancorp  22,950 669
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(6)(8) 9,254 42
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(8) 1,736 1
HarborOne Bancorp  26,960 356
HDFC Bank (INR)  166,462 3,255
Home BancShares  25,237 703
Huntington Bancshares  449,618 6,731
ING Groep (EUR)  424,367 7,716
Intesa Sanpaolo (EUR)  943,962 3,945
JPMorgan Chase  127,765 28,722
Kearny Financial  32,148 219
KeyCorp  173,814 2,965
Live Oak Bancshares  25,914 1,114
Mitsubishi UFJ Financial Group (JPY)  480,600 5,070
National Bank of Canada (CAD)  64,533 5,913
Origin Bancorp  18,184 609
Pacific Premier Bancorp  22,212 571
Pinnacle Financial Partners  14,619 1,456
PNC Financial Services Group  6,480 1,199
Popular  7,395 758
Prosperity Bancshares  13,331 981
SouthState  16,141 1,567
Standard Chartered (GBP)  369,559 3,802
Sumitomo Mitsui Trust Holdings (JPY)  77,516 1,932
Svenska Handelsbanken, Class A (SEK)  330,195 3,406
Texas Capital Bancshares (5) 14,957 1,005
United Overseas Bank (SGD)  192,800 4,635

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo  26,600 1,555
Western Alliance Bancorp  14,116 1,153
135,723
Capital Markets  1.6%
Bridgepoint Group (GBP)  456,566 1,832
Brookfield (CAD)  78,985 3,974
Cboe Global Markets  13,543 2,782
Charles Schwab  181,921 11,843
CME Group  13,999 3,020
CVC Capital Partners (EUR) (5) 113,296 2,393
Goldman Sachs Group  23,131 11,802
Hamilton Lane, Class A  5,011 766
Julius Baer Group (CHF)  58,492 3,423
LPL Financial Holdings  16,276 3,651
Macquarie Group (AUD)  22,164 3,226
Morgan Stanley  21,193 2,196
MSCI  863 501
S&P Global  4,582 2,352
StepStone Group, Class A  11,795 645
Stifel Financial  8,834 779
TMX Group (CAD)  65,891 2,102
57,287
Consumer Finance  0.4%
American Express  48,574 12,564
Encore Capital Group (5) 12,359 619
PRA Group (5) 12,654 295
13,478
Financial Services  2.6%
Adyen (EUR) (5) 1,689 2,493
Berkshire Hathaway, Class B (5) 46,840 22,292
Challenger (AUD)  216,063 1,001
Corebridge Financial  74,462 2,201
Corpay (5) 9,290 2,932
Edenred (EUR)  36,707 1,545
Fiserv (5) 66,017 11,527
Mastercard, Class A  25,706 12,425
Mitsubishi HC Capital (JPY)  230,000 1,661
PennyMac Financial Services  22,299 2,408
Toast, Class A (5) 22,260 553
Visa, Class A  117,420 32,451
93,489

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  3.0%
AIA Group (HKD)  487,400 3,433
Allstate  57,194 10,806
Assurant  8,317 1,633
AXA (EUR)  251,998 9,591
Axis Capital Holdings  2,119 169
Chubb  30,439 8,650
Definity Financial (CAD)  46,618 1,730
First American Financial  11,937 762
Goosehead Insurance, Class A (5) 13,059 1,101
Hanover Insurance Group  5,235 769
Mandatum (EUR)  193,833 918
Marsh & McLennan  33,467 7,614
MetLife  41,153 3,189
Munich Re (EUR)  20,524 11,104
Oscar Health, Class A (5) 85,625 1,567
Progressive  43,005 10,846
RLI  5,263 811
Sampo, Class A (EUR)  106,831 4,763
Selective Insurance Group  11,534 1,049
Storebrand (NOK)  348,924 3,758
Sun Life Financial (CAD)  84,871 4,626
Tokio Marine Holdings (JPY)  202,900 7,721
Travelers  21,100 4,812
TWFG (5) 7,665 220
White Mountains Insurance Group  489 902
Zurich Insurance Group (CHF)  10,044 5,830
108,374
Total Financials 408,351
HEALTH CARE  10.4%
Biotechnology  1.0%
AbbVie  32,640 6,408
ACELYRIN (5) 65,199 312
Akero Therapeutics (5) 6,207 169
Amgen  13,167 4,396
Arcellx (5) 9,245 635
Argenx, ADR (5) 5,547 2,870
Arrowhead Pharmaceuticals (5) 25,630 611
Black Diamond Therapeutics (5) 60,977 372
Blueprint Medicines (5) 8,135 777
Celldex Therapeutics (5) 13,828 571
Centessa Pharmaceuticals, ADR (5) 16,984 229

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (5) 12,396 658
CRISPR Therapeutics (5) 4,716 225
Cytokinetics (5) 28,945 1,652
Erasca (5) 89,739 259
Genmab (DKK) (5) 7,736 2,151
Immatics (5) 41,190 457
Immunocore Holdings, ADR (5) 35,402 1,270
Immunovant (5) 28,178 871
Insmed (5) 16,040 1,227
Ionis Pharmaceuticals (5) 14,618 697
Iovance Biotherapeutics (5) 43,215 504
Merus (5) 5,171 264
Nurix Therapeutics (5) 16,886 425
Prime Medicine (5) 17,937 77
Regeneron Pharmaceuticals (5) 3,321 3,934
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(8) 2,126 7
Tango Therapeutics (5) 24,847 294
Vaxcyte (5) 18,502 1,494
Xenon Pharmaceuticals (5) 7,714 311
34,127
Health Care Equipment & Supplies  1.2%
Alcon (CHF)  30,422 2,964
Becton Dickinson & Company  15,500 3,757
Elekta, Class B (SEK) (4) 242,321 1,655
EssilorLuxottica (EUR)  15,687 3,720
GE HealthCare Technologies  24,005 2,036
Haemonetics (5) 21,955 1,659
Intuitive Surgical (5) 17,674 8,707
Koninklijke Philips (EUR) (5) 164,439 4,953
Masimo (5) 12,997 1,527
Neogen (5) 60,259 1,039
Novocure (5) 23,086 449
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(6)
(8) 70,144 29
Penumbra (5) 4,680 947
PROCEPT BioRobotics (5) 11,907 941
QuidelOrtho (5) 16,995 718
Siemens Healthineers (EUR)  91,372 5,325
Stryker  8,062 2,906
43,332
Health Care Providers & Services  2.9%
Alignment Healthcare (5) 37,927 342

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cencora  60,482 14,489
Cigna Group  14,573 5,272
Concentra Group Holdings Parent (5) 19,225 470
Elevance Health  37,627 20,954
Fresenius (EUR) (5) 91,335 3,373
HCA Healthcare  7,803 3,087
Humana  5,507 1,952
Molina Healthcare (5) 16,230 5,677
NeoGenomics (5) 76,051 1,256
Privia Health Group (5) 52,623 1,060
Progyny (5) 34,437 809
Quest Diagnostics  27,839 4,370
RadNet (5) 5,881 390
Select Medical Holdings  15,222 549
Tenet Healthcare (5) 37,211 6,171
UnitedHealth Group  58,051 34,262
104,483
Health Care Technology  0.1%
Certara (5) 36,734 450
Doximity, Class A (5) 20,700 761
Waystar Holding (5) 28,599 779
1,990
Life Sciences Tools & Services  1.3%
10X Genomics, Class A (5) 24,580 574
Bruker  28,762 1,932
Danaher  34,064 9,174
Evotec (EUR) (4)(5) 68,632 506
Mettler-Toledo International (5) 3,354 4,827
Repligen (5) 1,867 282
Revvity  37,385 4,581
Sotera Health (5) 75,583 1,167
Stevanato Group  46,283 1,013
Thermo Fisher Scientific  36,162 22,242
46,298
Pharmaceuticals  3.9%
Astellas Pharma (JPY)  286,100 3,555
AstraZeneca, ADR  278,943 24,441
Bayer (EUR)  68,455 2,114
Bristol-Myers Squibb  57,900 2,892
Chugai Pharmaceutical (JPY)  65,800 3,322
Elanco Animal Health (5) 139,037 2,151
Eli Lilly  30,500 29,281

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson & Johnson  86,523 14,351
Merck  101,707 12,047
Neumora Therapeutics (5) 28,659 330
Novartis (CHF)  81,115 9,800
Novo Nordisk, Class B (DKK)  80,358 11,162
Rapport Therapeutics (5) 10,803 235
Roche Holding (CHF)  27,170 9,198
Sanofi (EUR)  85,222 9,565
Shionogi (JPY)  32,700 1,523
Structure Therapeutics, ADR (5) 9,076 346
Zoetis  9,925 1,821
138,134
Total Health Care 368,364
INDUSTRIALS & BUSINESS SERVICES  8.4%
Aerospace & Defense  1.1%
Boeing (5) 4,700 817
Cadre Holdings  9,919 360
General Dynamics  32,121 9,616
General Electric  55,080 9,618
L3Harris Technologies  20,779 4,918
Leonardo DRS (5) 40,471 1,155
Loar Holdings (5) 4,076 302
Melrose Industries (GBP)  661,192 4,200
Northrop Grumman  5,819 3,044
Safran (EUR)  24,301 5,325
TransDigm Group  1,208 1,659
41,014
Air Freight & Logistics  0.1%
FedEx  13,337 3,985
3,985
Building Products  0.2%
AAON  8,144 778
AZZ  20,766 1,727
CSW Industrials  2,470 834
Owens Corning  8,900 1,502
Simpson Manufacturing  1,398 256
Zurn Elkay Water Solutions  19,586 635
5,732
Commercial Services & Supplies  0.6%
BrightView Holdings (5) 51,743 826
Casella Waste Systems, Class A (5) 7,130 769

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cintas  1,680 1,353
Element Fleet Management (CAD)  287,782 5,968
Rentokil Initial (GBP)  128,746 822
Republic Services  37,982 7,908
Tetra Tech  3,107 739
Veralto  4,416 496
VSE  9,015 839
19,720
Construction & Engineering  0.2%
API Group (5) 21,704 772
Arcosa  13,073 1,196
WillScot Holdings (5) 20,354 784
Worley (AUD)  275,899 2,834
5,586
Electrical Equipment  1.3%
ABB (CHF)  138,221 7,949
AMETEK  79,569 13,610
GE Vernova (5) 4,735 952
Legrand (EUR)  44,805 5,018
Mitsubishi Electric (JPY)  272,500 4,591
Prysmian (EUR)  95,779 6,746
Rockwell Automation  21,654 5,890
Thermon Group Holdings (5) 26,000 817
45,573
Ground Transportation  1.1%
Central Japan Railway (JPY)  97,400 2,255
CSX  326,189 11,178
Landstar System  2,661 486
Norfolk Southern  23,965 6,139
Old Dominion Freight Line  51,753 9,978
Saia (5) 4,001 1,504
Union Pacific  25,458 6,519
38,059
Industrial Conglomerates  0.7%
DCC (GBP)  38,402 2,713
Roper Technologies  5,735 3,180
Siemens (EUR)  99,613 18,738
24,631
Machinery  1.8%
Crane  6,387 1,012
Cummins  27,600 8,635

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere  24,095 9,294
Dover  39,681 7,382
Enerpac Tool Group  22,252 918
Enpro  6,982 1,123
Esab  17,571 1,844
ESCO Technologies  6,717 805
Federal Signal  13,666 1,291
Graco  9,173 765
Ingersoll Rand  40,296 3,685
John Bean Technologies  4,364 392
KION Group (EUR)  46,339 1,805
Mueller Water Products, Class A  35,188 755
Parker-Hannifin  7,170 4,303
RBC Bearings (5) 6,966 2,075
Sandvik (SEK)  168,107 3,581
SMC (JPY)  3,400 1,577
Spirax Group (GBP)  4,547 463
SPX Technologies (5) 11,168 1,822
THK (JPY)  67,300 1,251
Toro  2,549 236
Westinghouse Air Brake Technologies  47,627 8,076
63,090
Professional Services  0.6%
Admiral Acquisition SPAC/Acuren PIPE, Acquisition Date:
7/11/24, Cost $421 (5)(8)(9) 42,114 401
Booz Allen Hamilton Holding  30,113 4,781
Broadridge Financial Solutions  7,036 1,498
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(6)(8) 11,790 51
Equifax  13,342 4,098
NV5 Global (5) 956 92
Parsons (5) 17,838 1,703
Paycor HCM (5) 52,378 742
Paylocity Holding (5) 3,900 629
Recruit Holdings (JPY)  76,300 4,758
TechnoPro Holdings (JPY)  114,000 2,304
Teleperformance (EUR)  13,816 1,505
Verra Mobility (5) 24,765 684
23,246
Trading Companies & Distributors  0.7%
Ashtead Group (GBP)  32,786 2,334
Beacon Roofing Supply (5) 16,052 1,454
Bunzl (GBP)  80,092 3,739
Ferguson Enterprises  16,523 3,399

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FTAI Aviation  14,202 1,815
GMS (5) 11,383 988
Mitsubishi (JPY)  136,800 2,848
Rush Enterprises, Class A  14,035 740
SiteOne Landscape Supply (5) 15,348 2,177
Sumitomo (JPY)  183,100 4,354
Transcat (5) 1,845 228
24,076
Total Industrials & Business Services 294,712
INFORMATION TECHNOLOGY  15.1%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK) (4) 480,637 3,586
3,586
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  112,465 7,586
Cognex  9,735 393
CTS  16,543 815
Hamamatsu Photonics (JPY)  55,600 1,484
Insight Enterprises (5) 6,078 1,319
Keysight Technologies (5) 80,366 12,386
Largan Precision (TWD)  12,000 1,170
Mirion Technologies (5) 145,745 1,580
Murata Manufacturing (JPY)  108,700 2,278
Napco Security Technologies  12,915 599
Novanta (5) 4,517 828
Omron (JPY)  39,800 1,651
PAR Technology (5) 52,821 2,852
TE Connectivity  97,208 14,931
Teledyne Technologies (5) 3,801 1,645
Vontier  21,913 767
52,284
IT Services  0.2%
Globant (5) 2,856 577
MongoDB (5) 6,107 1,776
Nomura Research Institute (JPY)  89,000 2,994
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $22 (5)
(6)(8) 458 36
Shopify, Class A (5) 40,647 3,011
Snowflake, Class A (5) 4,735 541
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (5)(6)(8) 2,720 94
9,029

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  6.2%
Advanced Micro Devices (5) 84,420 12,541
Allegro MicroSystems (5) 9,263 227
Analog Devices  51,122 12,005
ASML Holding (EUR)  13,795 12,441
ASML Holding  6,256 5,655
Broadcom  74,680 12,159
Diodes (5) 7,276 507
Entegris  1,246 144
KLA  9,408 7,709
Lam Research  3,238 2,658
Lattice Semiconductor (5) 44,002 2,084
MACOM Technology Solutions Holdings (5) 7,183 785
Monolithic Power Systems  3,847 3,596
NVIDIA  828,345 98,880
NXP Semiconductors  21,502 5,512
Onto Innovation (5) 3,975 848
Power Integrations  14,837 996
QUALCOMM  45,593 7,992
Renesas Electronics (JPY)  141,400 2,462
Taiwan Semiconductor Manufacturing (TWD)  498,759 14,766
Taiwan Semiconductor Manufacturing, ADR  13,496 2,317
Texas Instruments  46,354 9,936
Tokyo Electron (JPY)  22,500 4,050
220,270
Software  4.4%
Agilysys (5) 5,924 670
Altair Engineering, Class A (5) 7,794 704
Amplitude, Class A (5) 90,764 800
Appfolio, Class A (5) 1,021 237
Atlassian, Class A (5) 6,738 1,116
Aurora Innovation (5) 202,782 947
BILL Holdings (5) 11,370 620
Braze, Class A (5) 19,801 887
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (5)(6)
(8) 480 533
CCC Intelligent Solutions Holdings (5) 109,302 1,178
Confluent, Class A (5) 15,823 336
Crowdstrike Holdings, Class A (5) 4,338 1,203
Datadog, Class A (5) 6,729 782
Descartes Systems Group (5) 16,072 1,621
DoubleVerify Holdings (5) 48,569 957
Fortinet (5) 4,194 322

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(6)(8) 9,216 171
Intapp (5) 28,609 1,322
Intuit  7,338 4,625
JFrog (5) 22,199 616
Manhattan Associates (5) 872 231
Microsoft  246,937 103,007
Onestream (5) 8,184 254
PTC (5) 21,035 3,767
QXO  114,401 1,580
SAP (EUR)  39,339 8,633
ServiceNow (5) 12,736 10,889
Socure, Acquisition Date: 12/22/21, Cost $46 (5)(6)(8) 2,872 12
Synopsys (5) 9,490 4,931
Varonis Systems (5) 15,896 900
Vertex, Class A (5) 11,432 442
Workiva (5) 16,494 1,289
155,582
Technology Hardware, Storage & Peripherals  2.7%
Apple  387,272 88,685
Samsung Electronics (KRW)  131,197 7,287
95,972
Total Information Technology 536,723
MATERIALS  2.7%
Chemicals  1.4%
Air Liquide (EUR)  28,946 5,403
Akzo Nobel (EUR)  38,645 2,472
Asahi Kasei (JPY)  232,600 1,647
BASF (EUR)  49,760 2,529
Cabot  4,760 501
Covestro (EUR) (5) 45,286 2,776
Element Solutions  52,365 1,400
HB Fuller  11,549 989
Johnson Matthey (GBP)  97,855 2,106
Linde  25,347 12,122
Mosaic  92,504 2,643
Sherwin-Williams  35,051 12,947
Umicore (EUR)  81,739 1,026
48,561
Construction Materials  0.1%
Martin Marietta Materials  5,469 2,921
2,921

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.3%
International Paper  219,777 10,642
Sealed Air  11,947 417
11,059
Metals & Mining  0.8%
Antofagasta (GBP)  158,812 3,878
BHP Group (AUD)  85,917 2,366
BHP Group (GBP) (4) 120,147 3,298
Constellium (5) 81,918 1,374
ERO Copper (CAD) (4)(5) 46,793 962
Franco-Nevada  20,819 2,543
Freeport-McMoRan  54,394 2,408
IGO (AUD)  292,967 1,094
Osisko Gold Royalties  25,000 432
Pilbara Minerals (AUD)  868,992 1,740
Royal Gold  6,427 901
South32 (AUD)  723,769 1,524
Southern Copper  42,614 4,335
Wheaton Precious Metals  44,619 2,758
29,613
Paper & Forest Products  0.1%
Louisiana-Pacific  7,594 737
Stora Enso, Class R (EUR)  174,570 2,255
West Fraser Timber (CAD)  8,299 734
3,726
Total Materials 95,880
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $171 (5)(6)(8) 11,660 171
Total Miscellaneous 171
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  42,008 748
748
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  5,300 551
551
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  5,828 1,086

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  14,812 754
Terreno Realty, REIT  20,385 1,408
3,248
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  301,671 1,334
1,334
Real Estate Management & Development  0.3%
Colliers International Group  7,870 1,135
DigitalBridge Group  107,766 1,346
FirstService  9,466 1,704
Howard Hughes Holdings (5) 6,308 475
Mitsui Fudosan (JPY)  530,600 5,748
10,408
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  40,206 2,924
Flagship Communities REIT  27,766 422
Independence Realty Trust, REIT  83,407 1,733
5,079
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  1,528,463 3,542
3,542
Specialized Real Estate Investment Trusts  0.4%
CubeSmart, REIT  30,241 1,567
Public Storage, REIT  32,017 11,005
Weyerhaeuser, REIT  30,080 917
13,489
Total Real Estate 38,399
UTILITIES  1.4%
Electric Utilities  0.5%
Constellation Energy  24,336 4,787
IDACORP  7,661 781
NextEra Energy  25,703 2,069
OGE Energy  21,099 835
TXNM Energy  26,987 1,106
Xcel Energy  119,281 7,303
16,881
Gas Utilities  0.3%
Atmos Energy  56,958 7,447
Chesapeake Utilities  15,988 1,893
9,340

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producer  0.1%
Electric Power Development (JPY)  134,200 2,280
Talen Energy (5) 5,205 778
3,058
Multi-Utilities  0.5%
Ameren  60,425 4,986
Engie (EUR)  400,537 7,054
National Grid (GBP)  420,501 5,539
17,579
Water Utilities  0.0%
California Water Service Group  19,404 1,074
Middlesex Water  7,339 462
1,536
Total Utilities 48,394
Total Miscellaneous Common Stocks  0.1%  (10) 5,001
Total Common Stocks (Cost $1,385,505) 2,470,082
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $113 (5)(6)(8) 112,600 113
Total Convertible Bonds (Cost $113) 113
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(6)
(7)(8) 17,718 78
78
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(6)(8) 41,545 37
37
Total Consumer Discretionary 115
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (5)(6)(8) 32 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (5)
(6)(8) 2,133 156
Total Financials 156
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (5)(6)(8) 38,898 141
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (5)(6)(8) 22,236 81
222
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(6)
(8) 118,345 101
101
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $222 (5)(6)(8) 92,428 158
158
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (5)(6)(8) 10,046 84
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (5)(6)
(8) 14,444 27
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(6)(8) 11,776 547
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(6)(8) 5,896 274
932
Total Health Care 1,413
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (5)(6)(8) 2,868 40
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(6)
(8) 50,717 247
287
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(6)(8) 9,815 63
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (5)(6)(8) 3,669 23
86

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (5)
(6)(8) 6,676 13
13
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(6)(8) 14,736 64
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(6)(8) 26,046 112
176
Total Industrials & Business Services 562
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(6)(8) 6,732 30
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(6)
(8) 2,367 11
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(8) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (5)
(6)(8) 3,321 262
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (5)
(6)(8) 204 16
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (5)(6)(8) 610 21
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(8) 60 2
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $2 (5)(6)(8) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $49 (5)(6)(8) 2,178 76
421
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(6)(8) 30 33
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(6)(8) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(6)(8) 4,398 384
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)
(6)(8) 10,416 910
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(6)
(8) 1,201 105
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (5)(6)(8) 12,516 233
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(6)(8) 20,748 85

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(6)(8) 5,932 24
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(6)(8) 23,436 123
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (5)(6)(8) 20,060 114
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (5)(6)(8) 1,875 11
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (5)(6)(8) 3,491 15
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (5)(6)
(8) 2,865 12
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(6)(8) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (5)(6)
(8) 6,640 28
2,079
Total Information Technology 2,500
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(6)(8) 3,356 173
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(6)
(8) 5,247 102
275
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(6)(8) 5,255 385
385
Total Materials 660
Total Convertible Preferred Stocks (Cost $6,251) 5,406
CORPORATE BONDS  1.6%
6297782, 5.026%, 10/1/29 (1) 55,000 55
6297782, 5.584%, 10/1/34 (1) 70,000 70
AbbVie, 4.05%, 11/21/39  355,000 320
AbbVie, 4.50%, 5/14/35  302,000 297
AbbVie, 5.05%, 3/15/34  335,000 344
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 324
AGCO, 5.80%, 3/21/34  60,000 61
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
American Electric Power, 5.20%, 1/15/29  105,000 108
American Tower, 5.20%, 2/15/29  90,000 92
American Tower, 5.45%, 2/15/34  260,000 268
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  335,000 351

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aon, 2.80%, 5/15/30  80,000 73
Appalachian Power, 5.65%, 4/1/34  60,000 62
Arthur J Gallagher, 5.75%, 7/15/54  46,000 47
Arthur J Gallagher, 6.75%, 2/15/54  280,000 322
Astrazeneca Finance, 5.00%, 2/26/34 (4) 370,000 380
AT&T, 3.50%, 9/15/53  159,000 112
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 270
Athene Global Funding, 5.684%, 2/23/26 (1) 335,000 338
Atlassian, 5.25%, 5/15/29  75,000 77
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 253
BAE Systems, 5.30%, 3/26/34 (1) 200,000 205
Baltimore Gas & Electric, 5.40%, 6/1/53  44,000 44
Bank of America, VR, 1.898%, 7/23/31 (11) 1,695,000 1,450
Bank of America, VR, 5.819%, 9/15/29 (11) 710,000 738
Bank of New York Mellon, VR, 5.188%, 3/14/35 (11) 225,000 229
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 260,000 289
BAT Capital, 2.259%, 3/25/28  37,000 34
BAT Capital, 4.54%, 8/15/47  64,000 52
BAT Capital, 6.00%, 2/20/34  130,000 137
BAT Capital, 6.343%, 8/2/30  18,000 19
BAT Capital, 7.079%, 8/2/43  110,000 123
BAT Capital, 7.081%, 8/2/53  210,000 237
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 292
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 104
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 68
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 203
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 220
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 181
Boeing, 3.25%, 2/1/28  55,000 52
Boeing, 3.75%, 2/1/50  76,000 52
Boeing, 5.04%, 5/1/27  320,000 320
Boeing, 6.388%, 5/1/31 (1) 125,000 131
Boeing, 6.528%, 5/1/34 (1) 290,000 307
Booz Allen Hamilton, 5.95%, 8/4/33  95,000 100
Boston Gas, 6.119%, 7/20/53 (1) 75,000 78
Bristol-Myers Squibb, 5.65%, 2/22/64  140,000 145
Bristol-Myers Squibb, 6.25%, 11/15/53  162,000 183
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 55
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 489
Broadcom, 3.419%, 4/15/33 (1) 240,000 213
Broadcom, 5.15%, 11/15/31  190,000 194
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 219
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 290,000 302

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 260,000 270
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 225,000 233
Capital One Financial, 3.75%, 3/9/27  50,000 49
Capital One Financial, VR, 5.468%, 2/1/29 (11) 410,000 416
Capital One Financial, VR, 5.70%, 2/1/30 (11) 49,000 50
Capital One Financial, VR, 6.051%, 2/1/35 (11) 135,000 140
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 51
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(12) 301,845 313
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(12) 456,868 489
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 546,355 621
CDW, 5.10%, 3/1/30  65,000 65
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 96
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (4) 300,000 297
Centene, 2.50%, 3/1/31  260,000 221
Centene, 2.625%, 8/1/31  685,000 581
Centene, 4.25%, 12/15/27  50,000 49
Centene, 4.625%, 12/15/29  231,000 225
Charter Communications Operating, 2.80%, 4/1/31  305,000 258
Charter Communications Operating, 3.75%, 2/15/28  130,000 124
Charter Communications Operating, 5.25%, 4/1/53  330,000 269
Charter Communications Operating, 6.484%, 10/23/45  50,000 48
Charter Communications Operating, 6.65%, 2/1/34  290,000 302
Cheniere Energy, 4.625%, 10/15/28  100,000 99
Cheniere Energy, 5.65%, 4/15/34 (1) 245,000 252
Cheniere Energy Partners, 4.50%, 10/1/29  67,000 65
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 370,000 383
Cheniere Energy Partners, 5.95%, 6/30/33  195,000 205
Citigroup, 4.45%, 9/29/27  75,000 75
Citigroup, VR, 5.827%, 2/13/35 (11) 840,000 863
CNO Financial Group, 5.25%, 5/30/25  79,000 79
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 246
Comcast, 3.25%, 11/1/39  300,000 240
Comcast, 5.65%, 6/1/54  435,000 452
Continental Resources, 4.375%, 1/15/28  50,000 49
Corebridge Financial, 3.85%, 4/5/29  50,000 48
Corebridge Financial, 3.90%, 4/5/32  245,000 226
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 51
Crown Castle, 5.80%, 3/1/34  120,000 126
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 350
CVS Health, 5.05%, 3/25/48  491,000 435
CVS Health, 5.625%, 2/21/53  225,000 215
CVS Health, 5.70%, 6/1/34  400,000 409

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 5.875%, 6/1/53  125,000 123
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 154
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 260,000 258
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 200,000 206
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 170,000 169
Devon Energy, 5.20%, 9/15/34  645,000 639
Diamondback Energy, 5.15%, 1/30/30  85,000 87
Diamondback Energy, 5.40%, 4/18/34  380,000 388
Diamondback Energy, 5.75%, 4/18/54  155,000 154
Diamondback Energy, 5.90%, 4/18/64  160,000 160
Diamondback Energy, 6.25%, 3/15/53  115,000 122
DTE Energy, 4.875%, 6/1/28  45,000 45
DTE Energy, 5.10%, 3/1/29  340,000 347
Duke Energy, 5.00%, 8/15/52  295,000 271
Duke Energy, 6.10%, 9/15/53  135,000 145
Edison International, 6.95%, 11/15/29  45,000 49
Elevance Health, 5.125%, 2/15/53  115,000 109
Eli Lilly, 4.70%, 2/9/34  380,000 384
Enbridge, 5.625%, 4/5/34  200,000 207
Enbridge, 6.70%, 11/15/53  120,000 137
Energy Transfer, 5.55%, 5/15/34  130,000 133
Energy Transfer, 5.95%, 5/15/54  85,000 86
Energy Transfer, 6.40%, 12/1/30  160,000 174
Energy Transfer, 6.55%, 12/1/33  80,000 88
Engie, 5.25%, 4/10/29 (1) 200,000 205
Engie, 5.625%, 4/10/34 (1) 200,000 206
Eni, 5.50%, 5/15/34 (1) 200,000 205
Eni, 5.95%, 5/15/54 (1) 230,000 234
Eversource Energy, 5.85%, 4/15/31  190,000 200
Eversource Energy, 5.95%, 7/15/34  360,000 379
Exelon, 5.45%, 3/15/34  125,000 129
Exelon, 5.60%, 3/15/53  380,000 385
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 79
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 80,000 82
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 170,000 178
FirstEnergy, 2.65%, 3/1/30  223,000 201
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 36
FirstEnergy, Series C, 3.40%, 3/1/50  285,000 202
Ford Motor, 9.625%, 4/22/30  40,000 47
Ford Motor Credit, 5.80%, 3/5/27  380,000 386
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 216
Freeport-McMoRan, 4.375%, 8/1/28  99,000 98

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
General Motors Financial, 5.55%, 7/15/29  185,000 190
Georgia Power, 4.95%, 5/17/33  240,000 243
Georgia Power, 5.25%, 3/15/34  165,000 170
GLP Capital, 3.35%, 9/1/24  60,000 60
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 678
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 268
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 100,000 97
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 315,000 314
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 200,000 206
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 520,000 525
HCA, 2.375%, 7/15/31  100,000 85
HCA, 3.50%, 9/1/30  249,000 232
HCA, 5.45%, 9/15/34  125,000 126
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 102
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 128
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 266
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 77
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 247
Home Depot, 4.95%, 6/25/34  255,000 261
Home Depot, 5.30%, 6/25/54  130,000 132
Humana, 4.875%, 4/1/30  230,000 233
Humana, 5.375%, 4/15/31  220,000 225
Humana, 5.75%, 4/15/54  90,000 91
Humana, 5.95%, 3/15/34  135,000 143
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 82
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 51
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 71
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 101
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 211
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 80,000 83
Ingersoll Rand, 5.314%, 6/15/31  120,000 124
Ingersoll Rand, 5.45%, 6/15/34  100,000 104
Ingersoll Rand, 5.70%, 6/15/54  39,000 40
Intel, 3.05%, 8/12/51  342,000 212
Intel, 3.25%, 11/15/49  471,000 305
Interpublic Group, 4.65%, 10/1/28  110,000 110
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 68
IPALCO Enterprises, 5.75%, 4/1/34  140,000 144
IQVIA, 6.25%, 2/1/29  195,000 206

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 63
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 110,000 100
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 440
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 140,000 142
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 134
Kilroy Realty, 3.45%, 12/15/24  470,000 467
Kroger, 5.00%, 9/15/34  140,000 139
Kroger, 5.50%, 9/15/54  215,000 210
Las Vegas Sands, 3.50%, 8/18/26  95,000 92
Las Vegas Sands, 5.90%, 6/1/27  55,000 56
Lowe's, 4.25%, 4/1/52  59,000 48
Lowe's, 5.625%, 4/15/53  80,000 81
Lowe's, 5.75%, 7/1/53  80,000 82
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 207
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 174
Mars, 4.75%, 4/20/33 (1) 220,000 218
Mattel, 5.875%, 12/15/27 (1) 215,000 217
Meta Platforms, 5.40%, 8/15/54  70,000 71
Meta Platforms, 5.60%, 5/15/53  310,000 326
Micron Technology, 5.327%, 2/6/29  115,000 117
Micron Technology, 6.75%, 11/1/29  155,000 169
MidAmerican Energy, 5.85%, 9/15/54  90,000 97
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 351
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 229
Motorola Solutions, 5.40%, 4/15/34  115,000 118
Netflix, 4.625%, 5/15/29 (EUR)  290,000 339
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 135
NiSource, 5.25%, 3/30/28  45,000 46
NRG Energy, 4.45%, 6/15/29 (1) 85,000 82
Occidental Petroleum, 5.55%, 10/1/34  115,000 117
Occidental Petroleum, 6.05%, 10/1/54  100,000 102
Occidental Petroleum, 6.125%, 1/1/31  225,000 237
Occidental Petroleum, 6.20%, 3/15/40  115,000 120
Occidental Petroleum, 6.375%, 9/1/28  65,000 68
Occidental Petroleum, 6.625%, 9/1/30  310,000 334
Occidental Petroleum, 7.50%, 5/1/31  185,000 210
Occidental Petroleum, 8.875%, 7/15/30  540,000 636
ONEOK, 5.65%, 11/1/28  45,000 47
ONEOK, 5.80%, 11/1/30  130,000 137
ONEOK, 6.05%, 9/1/33  130,000 137
Owens Corning, 5.70%, 6/15/34  130,000 136
Owens Corning, 5.95%, 6/15/54  135,000 139
Pacific Gas & Electric, 2.10%, 8/1/27  74,000 69

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 176
Pacific Gas & Electric, 3.50%, 8/1/50  94,000 66
Pacific Gas & Electric, 4.55%, 7/1/30  55,255 54
Pacific Gas & Electric, 5.80%, 5/15/34  185,000 191
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 83
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 88
Pacific Gas & Electric, 6.75%, 1/15/53  195,000 212
Pacific Gas & Electric, 6.95%, 3/15/34  135,000 150
PacifiCorp, 5.30%, 2/15/31  61,000 63
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 577
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 146
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 220
Philip Morris International, 5.125%, 2/15/30  150,000 154
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 70,000 71
PNC Financial Services Group, VR, 6.875%, 10/20/34 (11) 135,000 152
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 211
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 214
Revvity, 1.90%, 9/15/28  185,000 166
Revvity, 2.25%, 9/15/31  100,000 84
Revvity, 3.30%, 9/15/29  109,000 102
Rogers Communications, 3.80%, 3/15/32  150,000 138
Rogers Communications, 4.35%, 5/1/49  20,000 17
Rogers Communications, 4.55%, 3/15/52  425,000 358
Rogers Communications, 5.00%, 2/15/29  270,000 273
Rogers Communications, 5.30%, 2/15/34  305,000 307
Ross Stores, 1.875%, 4/15/31  260,000 218
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 54
Santander Holdings USA, VR, 6.342%, 5/31/35 (11) 390,000 403
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 234
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 266
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 37
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 199
Sempra, 3.40%, 2/1/28  50,000 48
Solventum, 5.40%, 3/1/29 (1) 230,000 235
Solventum, 5.60%, 3/23/34 (1) 240,000 245
Solventum, 5.90%, 4/30/54 (1) 245,000 247
Southern, 5.20%, 6/15/33  355,000 362
Southern, 5.70%, 3/15/34  285,000 301
Southern California Edison, 5.45%, 6/1/31  65,000 68
Southern California Edison, 5.70%, 3/1/53  115,000 118
Southwestern Public Service, 6.00%, 6/1/54  80,000 85
Sprint Capital, 6.875%, 11/15/28  305,000 330
Sprint Capital, 8.75%, 3/15/32  215,000 266

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered, VR, 5.905%, 5/14/35 (1)(11) 420,000 434
Stanley Black & Decker, 2.75%, 11/15/50  123,000 75
Sutter Health, 5.164%, 8/15/33  75,000 77
T-Mobile USA, 5.75%, 1/15/54  465,000 483
Targa Resources, 6.15%, 3/1/29  91,000 96
Targa Resources Partners, 5.00%, 1/15/28  45,000 45
Targa Resources Partners, 5.50%, 3/1/30  320,000 324
Targa Resources Partners, 6.875%, 1/15/29  57,000 59
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 100,000 102
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 305,000 316
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 285,000 252
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 480,000 519
UnitedHealth Group, 4.50%, 4/15/33  225,000 222
UnitedHealth Group, 5.00%, 4/15/34  325,000 330
UnitedHealth Group, 5.05%, 4/15/53  365,000 350
UnitedHealth Group, 5.875%, 2/15/53  185,000 200
VF, 2.95%, 4/23/30  239,000 206
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 89
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 111
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 201
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 210,000 216
Walt Disney, 3.60%, 1/13/51  135,000 105
Western Midstream Operating, 4.50%, 3/1/28  50,000 49
Western Midstream Operating, 6.35%, 1/15/29  45,000 47
Westlake, 1.625%, 7/17/29 (EUR)  300,000 301
Williams, 5.15%, 3/15/34  90,000 91
Xcel Energy, 3.40%, 6/1/30  255,000 239
Total Corporate Bonds (Cost $57,583) 58,281
EQUITY MUTUAL FUNDS  12.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 5,864,194 189,472
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,109,842 68,041
T. Rowe Price Real Assets Fund - I Class (3) 12,935,584 195,586
Total Equity Mutual Funds (Cost $431,032) 453,099
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  200,000 210
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 210
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 215
Freeport Indonesia, 5.315%, 4/14/32  260,000 261
Gaci First Investment, 4.875%, 2/14/35  245,000 242

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gaci First Investment, 5.125%, 2/14/53  420,000 382
Petroleos Mexicanos, 6.50%, 3/13/27  620,000 598
Republic of Bulgaria, 5.00%, 3/5/37  150,000 149
Republic of Panama, 7.50%, 3/1/31  455,000 488
Republic of Peru, 5.375%, 2/8/35  140,000 142
Republic of Peru, 5.875%, 8/8/54  110,000 115
Republic of Romania, 5.875%, 1/30/29 (1) 270,000 276
Saudi Arabian Oil, 5.25%, 7/17/34 (1) 200,000 204
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 200,000 201
United Mexican States, 5.00%, 5/7/29  240,000 240
United Mexican States, 6.00%, 5/7/36  230,000 232
Total Foreign Government Obligations & Municipalities
(Cost $4,005) 4,165
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 50
50
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  47,143 51
51
Total Municipal Securities (Cost $98) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  350,000 366
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.611%, 11/15/34 (1) 135,000 3
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  70,000 74
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 111,476 99
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  585,000 609
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.978%, 5/15/41 (1) 562,844 562
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.748%, 10/15/36 (1) 150,000 148
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 103
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 84

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 102,298 87
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 19,320 19
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  120,448 119
Commercial Mortgage Trust, Series 2017-PANW, Class A,
3.244%, 10/10/29 (1) 235,000 220
Commercial Mortgage Trust, Series 2017-PANW, Class B,
ARM, 3.527%, 10/10/29 (1) 170,000 157
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.979%, 8/15/41 (1) 250,000 250
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.463%, 2/25/30  1,945 2
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 67,625 64
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM,
PRIME + 0.00%, 8.50%, 6/15/34 (1) 350,840 351
Finance of America HECM Buyout, Series 2022-HB2, Class
A1A, ARM, 4.00%, 8/1/32 (1) 85,597 85
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 72,191 68
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 13,007 12
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 50,464 46
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 9,457 9
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.821%, 7/25/44 (1) 2,086 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 148,925 129
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 80,048 67
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 73
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 40,757 36
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 47,278 42
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 154,179 135
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,320 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 5,220 5

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 156,128 134
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.804%, 8/15/38 (1) 446,335 432
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.928%, 5/15/41 (1) 155,000 154
MFA Trust, Series 2020-NQM2, Class A1, CMO, ARM, 1.381%,
4/25/65 (1) 105,969 100
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 88,280 90
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 153,217 124
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 104,156 92
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 83,786 86
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.729%, 5/15/39 (1) 355,000 353
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  64,344 62
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.783%, 8/25/47 (1) 99,502 93
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 16,151 15
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 4,443 4
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 13,780 13
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 41,437 39
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,917 2
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.599%, 5/25/44 (1) 179,972 180
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 6.392%, 10/25/59 (1) 104,772 107
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.928%, 6/15/39 (1) 120,000 119
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 199,188 163
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 100
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 107,979 92
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 353
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 70
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $7,591) 7,106
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR)  33,681 2,642
Total Consumer Discretionary 2,642
Total Preferred Stocks (Cost $2,837) 2,642
PRIVATE INVESTMENT COMPANIES  1.9%
Blackstone Partners Offshore Fund (5)(6) 27,065 67,614
Total Private Investment Companies (Cost $42,103) 67,614
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  2.1%
U.S. Government Agency Obligations  1.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  43,233 42
3.00%, 12/1/42 - 2/1/47  261,410 240
3.50%, 8/1/42 - 3/1/46  428,899 402
4.00%, 10/1/40 - 12/1/41  91,195 89
4.50%, 6/1/39 - 5/1/42  124,994 126
5.00%, 7/1/25 - 8/1/40  36,840 37
5.50%, 1/1/40  76 —
6.00%, 3/1/33 - 8/1/38  34,385 36
6.50%, 9/1/32  1,865 2
7.00%, 6/1/32  366 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  302 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  3,649 4
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  3,029 3
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  40,445 36
2.00%, 8/1/36 - 9/1/52  4,462,075 3,700
2.50%, 3/1/42 - 5/1/52  3,911,055 3,369

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 5/1/31 - 8/1/52  1,902,118 1,752
3.50%, 6/1/35 - 11/1/52  977,161 911
4.00%, 8/1/37 - 5/1/52  359,292 348
4.50%, 5/1/50 - 11/1/52  739,908 720
5.00%, 9/1/52 - 4/1/54  469,865 467
5.50%, 8/1/53 - 5/1/54  927,362 936
6.00%, 9/1/53  123,651 126
6.50%, 1/1/54  67,725 70
7.00%, 6/1/54  93,465 98
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  34,802 31
3.50%, 6/1/42 - 5/1/46  288,085 272
4.00%, 11/1/40  89,618 88
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  627 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1,612 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  535 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,188,597 1,036
2.00%, 5/1/36 - 6/1/52  13,947,276 11,712
2.50%, 8/1/30 - 6/1/52  8,178,996 7,115
3.00%, 1/1/27 - 4/1/52  4,736,048 4,330
3.50%, 2/1/35 - 7/1/50  2,080,635 1,957
4.00%, 7/1/35 - 12/1/52  2,695,548 2,594
4.50%, 7/1/39 - 8/1/52  1,775,109 1,749
5.00%, 3/1/25 - 11/1/53  1,789,329 1,793
5.50%, 9/1/34 - 5/1/54  1,921,533 1,941
6.00%, 2/1/33 - 8/1/54  2,855,475 2,927
6.50%, 7/1/32 - 1/1/54  643,498 667
7.00%, 3/1/54  91,409 95
UMBS, TBA (13)
5.00%, 9/1/54  4,540,000 4,507
5.50%, 9/1/54  290,000 292
6.00%, 9/1/54  140,000 143
6.50%, 9/1/54  610,000 628
57,394
U.S. Government Obligations  0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  141,795 125
2.00%, 1/20/51 - 3/20/52  3,479,390 2,932
2.50%, 8/20/50 - 3/20/52  3,645,016 3,186
3.00%, 9/15/42 - 6/20/52  2,736,029 2,484
3.50%, 12/20/42 - 7/20/52  1,945,738 1,832

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 7/20/42 - 10/20/52  1,739,967 1,671
4.50%, 11/20/39 - 4/20/53  1,129,169 1,115
5.00%, 7/20/39 - 6/20/49  456,962 463
5.50%, 1/20/36 - 3/20/49  239,960 246
6.00%, 12/20/38  13,410 14
6.50%, 3/15/26  79 —
8.00%, 10/20/25  7 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  24,956 23
3.50%, 10/20/50  135,000 116
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  21,062 3
4.00%, 2/20/43  11,711 1
Government National Mortgage Assn., TBA (13)
2.50%, 9/20/54  365,000 319
4.50%, 9/20/54  360,000 353
5.00%, 9/20/54  620,000 619
5.50%, 9/20/54  1,385,000 1,394
6.00%, 9/20/54  115,000 117
17,013
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $76,719) 74,407
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.2%
U.S. Treasury Obligations  2.2%
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,658
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,077
U.S. Treasury Bonds, 4.00%, 11/15/42 (14) 4,305,000 4,153
U.S. Treasury Bonds, 4.25%, 2/15/54  2,390,000 2,400
U.S. Treasury Bonds, 4.25%, 8/15/54  440,000 443
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 359
U.S. Treasury Bonds, 4.50%, 2/15/44  7,220,000 7,401
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 885
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  1,122,988 1,141
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,792
U.S. Treasury Notes, 3.25%, 6/30/27  3,930,000 3,872
U.S. Treasury Notes, 3.625%, 8/31/29  915,000 911
U.S. Treasury Notes, 3.875%, 8/15/34  2,125,000 2,117
U.S. Treasury Notes, 4.00%, 7/31/29  2,750,000 2,783
U.S. Treasury Notes, 4.125%, 6/15/26  4,560,000 4,570
U.S. Treasury Notes, 4.375%, 5/15/34 (14) 9,470,000 9,815
U.S. Treasury Notes, 4.50%, 7/15/26  4,600,000 4,642

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 9/15/26 (14) 10,487,500 10,628
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,494
U.S. Treasury Notes, 4.625%, 9/30/28 (14) 9,750,000 10,065
79,206
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $78,098) 79,206
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Treasury Reserve Fund, 5.34% (3)(15) 54,198,127 54,198
Total Short-Term Investments (Cost $54,198) 54,198
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.34% (3)(15) 10,051,227 10,051
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,051
Total Securities Lending Collateral (Cost $10,051) 10,051
Total Investments in Securities  100.5%
(Cost $2,486,579) $ 3,569,190
Other Assets Less Liabilities (0.5)% (18,445)
Net Assets 100.0% $ 3,550,745
‡ S hares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $38,368 and represents 1.1% of net assets.
(2) SEC 30-day yield
(3) Affiliated Companies
(4) All or a portion of this security is on loan at August 31, 2024.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,714 and represents 0.2% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $421 and was valued at $401 (0.0% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $8,372 and represents 0.2% of net assets.
(14) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.50%, 9/1/54  1,650,000 (1,519)
Total TBA Sales Commitments (Proceeds $(1,514)) (1,519)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/20/24 @ $77.00 2,423 19,224 (16)
Morgan Stanley
S&P 500 Index, Put,
10/18/24 @ $5,575.00 377 212,945 (2,422)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
10/18/24 @ $77.00 2,530 20,073 (48)
Total Options Written (Premiums $(2,628)) $ (2,486)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 3,125 38 80 (42)
Total Bilateral Credit Default Swaps, Protection
Bought 80 (42)
Total Bilateral Swaps 80 (42)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 290 2 — 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 4,331 105 84 21
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 8,200 212 171 41

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 2,663 (9) 4 (13)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 51
Total Centrally Cleared Swaps 51
Net payments (receipts) of variation margin to date (54)
Variation margin receivable (payable) on centrally cleared swaps $ (3)
*
Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $14.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 435 EUR 391 $ 1
HSBC Bank 11/22/24 USD 873 EUR 782 6
State Street 11/22/24 USD 436 EUR 391 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 9

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 77 MSCI EAFE Index contracts 9/24 (9,465) $ (462)
Short, 382 S&P 500 E-Mini Index contracts 9/24 (108,125) 18
Long, 172 U.S. Treasury Notes five year contracts 12/24 18,816 (55)
Long, 14 U.S. Treasury Notes ten year contracts 12/24 1,590 (8)
Short, 28 U.S. Treasury Notes two year contracts 12/24 (5,811) 5
Long, 46 Ultra U.S. Treasury Bonds contracts 12/24 6,069 (71)
Short, 105 Ultra U.S. Treasury Notes ten year
contracts 12/24 (12,331) 97
Long, 102 Three Month SOFR Futures contracts 3/25 24,415 (10)
Short, 102 Three Month SOFR Futures contracts 3/26 (24,691) 13
Net payments (receipts) of variation margin to date (546)
Variation margin receivable (payable) on open futures contracts $ (1,019)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.18%  $ — $ 195 $ 14
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.86%  — 1,180 600
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 6,588 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.46%  (50) 17 341
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  — 1,030 719
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.34%  — 1,230 578
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.15%  — 167 11
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — (498) —
T. Rowe Price Real Assets Fund - I Class  — 7,476 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.25%  — 4,391 693
T. Rowe Price Government Reserve Fund,
5.34% — — —++
T. Rowe Price Treasury Reserve Fund, 5.34% — — 655
Totals $ (50)# $ 21,776 $ 3,611+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.18%  $ 4,434 $ 2,515 $ — $ 7,144
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.86%  40,980 600 — 42,760
T. Rowe Price Institutional
Emerging Markets Equity
Fund  176,884 6,000 — 189,472
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.46%  15,715 341 1,806 14,267
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  41,502 1,710 — 44,242
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.34%  68,151 2,579 — 71,960
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.15%  7,824 12 — 8,003
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  68,539 — — 68,041
T. Rowe Price Real Assets
Fund - I Class  179,110 9,000 — 195,586
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.25%  67,530 694 — 72,615
T. Rowe Price Government
Reserve Fund, 5.34% 8,460  ¤  ¤ 10,051
T. Rowe Price Treasury
Reserve Fund, 5.34% 28,784  ¤  ¤ 54,198
Total $ 778,339^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,611 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $804,049.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 244,994 $ — $ 244,994
Bond Mutual Funds 260,991 — — 260,991
Common Stocks 1,883,985 584,310 1,787 2,470,082
Convertible Bonds — — 113 113
Convertible Preferred Stocks — — 5,406 5,406
Equity Mutual Funds 453,099 — — 453,099
Preferred Stocks — 2,642 — 2,642
Private Investment
Companies — — 67,614 67,614
Short-Term Investments 54,198 — — 54,198
Securities Lending Collateral 10,051 — — 10,051
Total Securities 2,662,324 831,946 74,920 3,569,190
Swaps* — 102 — 102
Forward Currency Exchange
Contracts — 9 — 9
Futures Contracts* 133 — — 133
Total $ 2,662,457 $ 832,057 $ 74,920 $ 3,569,434
Liabilities
TBA Sales Commitments $ — $ 1,519 $ — $ 1,519
Options Written — 2,486 — 2,486
Swaps* — 13 — 13
Futures Contracts* 606 — — 606
Total $ 606 $ 4,018 $ — $ 4,624

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2024, totaled $1,628,000 for the period ended August 31, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/24
Investment in Securities
Common Stocks $ 1,959 $ 28 $ 171 $ (371) $ 1,787
Convertible Bonds 113 — — — 113
Convertible Preferred Stocks 5,740 (144) — (190) 5,406
Private Investment Companies 66,169 1,445 — — 67,614
Total $ 73,981 $ 1,329 $ 171 $ (561) $ 74,920

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F103-054Q1 08/24